Cover	Mar. 08, 2024
Cover [Abstract]
Entity Registrant Name	THC Therapeutics, Inc.
Entity Central Index Key	0001404935
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	false
Document Period End Date	Mar. 08, 2024
Entity File Number	000-555994
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	26-0164981
Entity Address Address Line 1	11700 W. Charleston Blvd., #73
Entity Address City Or Town	Las Vegas
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89135
City Area Code	833
Local Phone Number	420-8428
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Amendment Description	Explanatory Note: This Current Report on Form 8-K/A is being filed to amend the Current Report of Form 8-K filed with the Securities and Exchange Commission on March 14, 2024 (the “Original 8-K”). Prior to the filing of the Original 8-K we had not received a letter from Gries & Associates, LLC as described below. Subsequent to that filing, we received such letter and are filing this amendment to include the letter as Exhibit 16.1.